UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Kenneth L. Greenberg, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	June 30, 2006

Date of reporting period:	September 30, 2006

GOLDMAN SACHS TENNESSEE MUNICIPAL FUND

Schedule of Investments

September 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 98.6%
Tennessee — 92.2%
Blount County GO Bonds Refunding Series 2005 (FGIC) (AAA/Aaa)
$1,500,000	5.000%	04/01/17	$1,622,805
Blount County Hospital RB Improvement Series 1998 B (Baa1)
2,125,000	5.250	07/01/09	2,172,005
Blount County Public Building Authority GO Bonds for Local Public Government Improvement Series 2004 B-5-A (FGIC) (Aaa)
1,125,000	5.000	06/01/20	1,198,519
Chattanooga Health Educational and Housing Facilities Board RB for CDFI Phase I LLC Project Series 2005 A
1,000,000	5.125	10/01/35	1,014,720
Chattanooga Health Educational and Housing Facilities Board RB Refunding CDFI Phase 1 LLC Project Series 2005 A
990,000	5.000	10/01/15	1,015,681
Clarksville Natural Gas Acquisition Corp. RB Series 2006 (A+/Aa3)
1,000,000	5.000	12/15/21	1,086,790
Dickson County GO Bonds Refunding Series 2003 (FGIC) (Aaa)
1,535,000	5.000	06/01/16	1,640,531
Dickson County Water Authority RB Series 2002 (FGIC) (Aaa)
1,000,000	5.000	12/01/17	1,066,870
Franklin Special School District GO Bonds Refunding Series 1997 B (Aa2)
2,500,000	5.100	06/01/12	2,686,325
Franklin Water & Sewer Revenue & Tax GO Bonds Refunding Series 2005 (Aaa)
2,115,000	5.000	04/01/17	2,329,059
Greene County GO Bonds Refunding Series 2005 A (MBIA) (Aaa)
1,100,000	5.000	06/01/18	1,194,699
Greene County GO Bonds Refunding Series 2005 B (MBIA) (Aaa)
1,435,000	5.000	06/01/23	1,538,248
Hallsdale Powell Utility District RB for Knox County Water & Sewer Improvement Series 2004 B (FGIC) (AAA/Aaa)
1,260,000	5.000	04/01/34	1,312,391
Hallsdale Powell Utility District RB for Knox County Water & Sewer Improvement Series 2006 (FGIC)(AAA/Aaa)
1,000,000	5.000	04/01/26	1,072,580
Hamilton County GO Bonds Series 2000 (Aa1)
3,535,000	5.300	11/01/15	3,689,727
Johnson City Electric RB Series 1997 (MBIA) (AAA/Aaa)
1,500,000	5.100	05/01/12	1,528,380
Johnson City GO Bonds RB Refunding for School Sales Tax Series 1997 (FGIC) (AAA/Aaa)
2,250,000	5.550	05/01/14	2,274,930
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa2)
1,000,000	5.500	07/01/36	1,069,140
Johnson City Health & Educational Facilities Board Hospital RB Refunding & Improvement for Medical Center Hospital Series 1998 ETM-Calls Defeased (MBIA) (AAA/Aaa)
2,000,000	5.125	07/01/09	2,077,780
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Improvement Series 2002 B
3,400,000	4.200	01/01/12	3,423,222

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Tennessee — (continued)
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Refunding & Improvement East Tennessee Hospital Series 2003 B (BBB+/Baa1)
$3,810,000	5.000%	07/01/16	$3,921,709
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Refunding & Improvement for Baptist Health Systems Series 1996 (Connie Lee) (AAA/Baa3)
1,000,000	5.500	04/15/11	1,021,400
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Refunding & Improvement Series 2002 A (FSA) (AAA/Aaa)
2,000,000	5.500	01/01/18	2,159,540
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Refunding for Fort Sanders Alliance Series 1993 (MBIA) (AAA/Aaa)
1,000,000	5.750	01/01/14	1,123,720
Knoxville Waste Water Systems RB Refunding Systems Series 2005 B (AA/Aa3)
1,350,000	5.000	04/01/15	1,469,705
La Follette Electric Systems RB Refunding & Improvement Series 1997 Pre-Refunded (AMBAC)(Aaa)(a)
1,000,000	5.250	03/01/07	1,007,100
Lawrenceburg Public Building Authority GO Bonds Water and Sewer for Public Works Series 2001 B (FSA) (AAA/Aaa)
1,330,000	5.500	07/01/15	1,430,761
Lincoln County GO Bonds Refunding Series 2001 (FGIC) (Aaa)
1,315,000	5.250	04/01/14	1,447,302
Madison County GO Bonds Refunding for School & Public Improvement Series 2004 A (FSA) (Aaa)
1,500,000	5.000	04/01/18	1,626,840
Madison Suburban Utility District Waterworks RB Refunding Series 1995 (MBIA) (AAA/Aaa)
500,000	5.600	02/01/10	512,995
Memphis Sanitation Sewer Systems RB Refunding Series 2006 (FSA) (AAA/Aaa)
1,000,000	5.000	05/01/18	1,099,690
1,295,000	5.000	05/01/20	1,429,602
Metropolitan Government Nashville & Davidson County Electric RB for the Vanderbilt Series 1998 A (AA/Aa2)
1,000,000	5.375	07/01/14	1,022,560
Metropolitan Government Nashville & Davidson County Electric RB Series 1998 A (AA/Aa3)
1,000,000	5.125	05/15/15	1,043,830
Metropolitan Government Nashville & Davidson County Electric RB Series 2004 A (AMBAC) (AAA/Aaa)
1,000,000	5.000	05/15/18	1,069,780
Metropolitan Government Nashville & Davidson County Series 1993 (AA/Aa2)
1,500,000	5.000	02/01/17	1,618,470
Metropolitan Government Nashville & Davidson County Sports Authority RB Refunding for Public Improvement Series 2004 (FSA) (AAA/Aaa)
2,140,000	5.000	07/01/19	2,287,018

GOLDMAN SACHS TENNESSEE MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Tennessee — (continued)
Metropolitan Government Nashville & Davidson County Water & Sewer RB Refunding Series 1993 (FGIC) (AAA/Aaa)
$1,500,000	5.200%	01/01/13	$1,629,510
Rutherford County GO Bonds Refunding for Public Improvement Series 2001 (AA/Aa2)
4,000,000	5.000	04/01/14	4,225,240
Rutherford County Construction Utility District Waterworks RB Refunding & Improvement Series 1997 A (FGIC) (Aaa)
500,000	5.100	02/01/11	510,180
Rutherford County GO Bonds School & Improvement Series 2006 (AA/Aa2)
2,000,000	5.000	06/01/26	2,129,120
Tennessee Housing Development Agency Mortgage Finance RB Series 2003 A (AA/Aa2)
2,000,000	4.900	07/01/16	2,098,100
Tennessee Housing Development Agency RB for Homeownership Program AMT Series 2006-2 (Government of Agency) (AA/Aa2)
2,000,000	5.150	01/01/37	2,051,600
Tennessee Housing Development Agency RB Homeownership Program Series 1996 Issue 2B (Government of Agency) (AA/Aa2)
400,000	5.800	01/01/11	407,996
Tennessee State School Board Authority RB Higher Educational Facilities Series 2002 A (FSA) (AAA/Aaa)
1,000,000	5.000	05/01/18	1,059,530
Tennessee State School Board Authority RB Refunding for Higher Educational Facilities ETM Calls Apply Series 1996 D (Government of Authority) (AA-/Aa3)
500,000	5.500	05/01/11	508,390
Tipton County GO Bonds Refunding Series 1997 (AMBAC) (Aaa)
500,000	5.250	04/01/12	504,395
Warren County GO Bonds Refunding Series 2001 (MBIA) (Aaa)
1,845,000	5.000	06/01/12	1,975,109
Washington County GO Bonds Refunding for Schools & Public Improvement Series 2004 (AMBAC) (Aaa)
1,420,000	5.000	04/01/18	1,539,962
Williamson County GO Bonds Public Improvement Series 2001 (Aa1)
2,500,000	5.000	04/01/12	2,675,550
Williamson County GO Bonds Refunding Series 2001 (Aa1)
2,500,000	5.000	03/01/13	2,641,425
2,000,000	5.000	03/01/14	2,115,640

			86,378,171

Puerto Rico — 6.4%
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Series 2006 B (BBB+/Baa3)
1,000,000	5.000	07/01/46	1,031,850
Puerto Rico Electric Power Authority RB Series 2005 RR (FGIC) (AAA/Aaa)
3,000,000	5.000	07/01/35	3,171,630
Commonwealth of Puerto Rico GO Bonds Public Improvement Series 2006 B (BBB/Baa3)
450,000	5.250	07/01/18	466,119

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Commonwealth of Puerto Rico GO Bonds Public Improvement Series 2006 A (BBB/Baa3)
$325,000	5.250%	07/01/30	$346,937
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2003 G (BBB+/Baa3)
1,000,000	5.000	07/01/42	1,023,470

			6,040,006

Total Investments — 98.6%			$92,418,177

Other Assets In Excess Of Liabilities — 1.4%			1,300,083

Net Assets — 100.0%			$93,718,260

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

The portfolio had the following insurance concentration of 10% or greater of net assets at September 30, 2006: FGIC 16.8%.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
CONNIE LEE	— College Construction Loan Insurance Association
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
RB	— Revenue Bond

GOLDMAN SACHS TENNESSEE MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2006

NOTES TO THE SCHEDULE OF INVESTMENTS (UNAUDITED)

Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

Portfolio Concentration — As a result of the Tennessee Municipal Fund’s ability to invest a large percentage of its assets in obligations of issuers within the state of Tennessee, the Fund is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting that state.

Tax Information — At September 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$90,190,238

Gross unrealized gain	2,242,269
Gross unrealized loss	(14,330)

Net unrealized security gain	$2,227,939

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 29, 2006

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date November 29, 2006

* Print the name and title of each signing officer under his or her signature.